Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Assets held	€ 2,845	€ 2,736